Acquisitions - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 27, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012	Mar. 28, 2015	Jan. 17, 2014
Business Acquisition [Line Items]
Proforma effect on revenue		$ 1,326,861,000	$ 1,230,491,000	$ 1,022,535,000
Net income from the acquisition		8,181,000	(104,705,000)	(46,405,000)
Senior Notes [Member]
Business Acquisition [Line Items]
Debt instrument, face amount		$ 625,000,000	250,000,000		$ 625,000,000
West Region [Member] | Senior Notes [Member]
Business Acquisition [Line Items]
Debt instrument, face amount						$ 260,000,000
Interest rate						10.50%
2014 Acquisitions [Member] | West Region [Member]
Business Acquisition [Line Items]
Business acquisition date		Mar. 31, 2014
2014 Acquisitions [Member] | Central Region [Member]
Business Acquisition [Line Items]
Business acquisition date		Oct. 03, 2014
2014 Acquisitions [Member] | West Region [Member]
Business Acquisition [Line Items]
Business acquisition date		Jan. 17, 2014
2014 Acquisitions [Member] | West Region [Member]
Business Acquisition [Line Items]
Business acquisition date		Sep. 30, 2014
2014 Acquisitions [Member] | East Region [Member]
Business Acquisition [Line Items]
Business acquisition date		Jun. 09, 2014
2014 Acquisitions [Member]
Business Acquisition [Line Items]
Proforma effect on revenue			305,700,000	82,400,000
Net income from the acquisition			33,700,000	4,700,000
2014 Acquisitions [Member] | West Region [Member]
Business Acquisition [Line Items]
Business acquisition date		Sep. 19, 2014
2014 Acquisitions [Member] | West Region [Member]
Business Acquisition [Line Items]
Business acquisition date		Sep. 04, 2014
2014 Acquisitions [Member] | West Region [Member] | Senior Notes [Member]
Business Acquisition [Line Items]
Debt instrument, face amount		$ 115,000,000
Interest rate		10.50%
2014 Acquisitions [Member] | West Region [Member]
Business Acquisition [Line Items]
Business acquisition date		Jul. 29, 2014
2013 Acquisitions [Member]
Business Acquisition [Line Items]
Proforma effect on revenue			8,600,000	13,800,000
Net income from the acquisition			$ (3,400,000)	$ (500,000)
2013 Acquisitions [Member] | West Region [Member]
Business Acquisition [Line Items]
Business acquisition date	Apr. 01, 2013
2013 Acquisitions [Member] | Central Region [Member]
Business Acquisition [Line Items]
Business acquisition date		Apr. 01, 2013
2012 Acquisitions [Member]
Business Acquisition [Line Items]
Proforma effect on revenue		$ 197,500,000
Net income from the acquisition		35,600,000
2012 Acquisitions [Member] | Alleyton, Southwest Ready Mix [Member]
Business Acquisition [Line Items]
Proforma effect on revenue		150,900,000
2012 Acquisitions [Member] | Colorado County S&G [Member]
Business Acquisition [Line Items]
Net income from the acquisition		$ 32,600,000
2012 Acquisitions [Member] | West Region [Member]
Business Acquisition [Line Items]
Business acquisition date		Nov. 30, 2012
2012 Acquisitions [Member] | East Region [Member]
Business Acquisition [Line Items]
Business acquisition date		Oct. 05, 2012
2012 Acquisitions [Member] | Central Region [Member]
Business Acquisition [Line Items]
Business acquisition date		Feb. 29, 2012